Related Parties (Details) - Schedule of Other Related Party Balances (Parentheticals)	Sep. 30, 2023	Jun. 30, 2023
100% Subsidiary of Bioceres S.A. - Bioceres LLC [Member]
Related Parties (Details) - Schedule of Other Related Party Balances (Parentheticals) [Line Items]
Subsidiary percentage	100.00%